Commitments and Contingencies - Future Minimum Commitments Under Capital Leases (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Mar. 31, 2017
Commitments And Contingencies [Line Items]
Remainder of 2018	$ 818
2019	1,326
2020	1,056
2021	1,056
2022	288
Total minimum lease payments	4,544
Less: Amount representing interest	(366)
Present value of capital lease obligations	4,178
Less: Current portion	(1,172)	$ (233)
Long-term capital lease obligations	3,006	$ 245
191 Spring Lease [Member]
Commitments And Contingencies [Line Items]
Remainder of 2018	890
2019	3,562
2020	3,562
2021	3,562
2022	3,562
Thereafter	20,479
Total minimum lease payments	$ 35,617